SHAREHOLDERS EQUITY - Capital Stock (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Capital Stock
Share capital	R$ 100,135,201	R$ 70,099,826
Transactions costs on issuance of shares	108,186	R$ 108,186
Share repurchase program, authorized, amount	R$ 130,000,000
Quantity (in shares)	2,915,428,717,000	2,307,099,812,000
Percentage of shares issued	100.00%	100.00%
Additional bonus percentage	10.00%
CAPITAL STOCK
Capital Stock
Share capital	R$ 10,002,701	R$ 69,992
Government Group
Capital Stock
Quantity (in shares)	1,206,579,551,000	978,054,382,000
Percentage of shares issued	41.39%	42.39%
Non‑resident Shareholders
Capital Stock
Quantity (in shares)	857,619,726,000	680,783,785,000
Percentage of shares issued	29.42%	29.51%
ADR
Capital Stock
Quantity (in shares)	73,851,997,000	55,721,047,000
Percentage of shares issued	2.53%	2.42%
Treasury Shares
Capital Stock
Quantity (in shares)	75,979,949,000	59,465,852,000
Percentage of shares issued	2.61%	2.58%
FMP – FGTS Eletrobras
Capital Stock
Quantity (in shares)	58,942,071,000	49,752,278,000
Percentage of shares issued	2.02%	2.16%
Other Individuals and Legal Entities
Capital Stock
Quantity (in shares)	642,455,423,000	483,322,468,000
Percentage of shares issued	22.04%	20.95%
COMMON
Capital Stock
Quantity (in shares)	2,028,544,286,000	2,027,011,498,000
Percentage of shares issued	100.00%	100.00%
COMMON | Government Group
Capital Stock
Quantity (in shares)	917,501,485,000	938,909,404,000
Percentage of shares issued	45.23%	46.32%
COMMON | Non‑resident Shareholders
Capital Stock
Quantity (in shares)	632,785,934,000	574,687,848,000
Percentage of shares issued	31.19%	28.35%
COMMON | ADR
Capital Stock
Quantity (in shares)	53,413,903,000	50,908,103,000
Percentage of shares issued	2.63%	2.51%
COMMON | Treasury Shares
Capital Stock
Quantity (in shares)	52,799,078,000	52,224,491,000
Percentage of shares issued	2.60%	2.58%
COMMON | FMP – FGTS Eletrobras
Capital Stock
Quantity (in shares)	48,465,930,000	49,752,278,000
Percentage of shares issued	2.39%	2.45%
COMMON | Other Individuals and Legal Entities
Capital Stock
Quantity (in shares)	323,577,956,000	360,529,374,000
Percentage of shares issued	15.95%	17.79%
PNA
Capital Stock
Quantity (in shares)	146,920,000	146,920,000
Percentage of shares issued	100.00%	100.00%
PNA | Non‑resident Shareholders
Capital Stock
Quantity (in shares)	1,600,000	1,600,000
Percentage of shares issued	1.09%	1.09%
PNA | Treasury Shares
Capital Stock
Quantity (in shares)	4,361,000	4,361,000
Percentage of shares issued	2.97%	2.97%
PNA | Other Individuals and Legal Entities
Capital Stock
Quantity (in shares)	140,959,000	140,959,000
Percentage of shares issued	95.94%	95.94%
PNB
Capital Stock
Quantity (in shares)	279,941,393,000	279,941,393,000
Percentage of shares issued	100.00%	100.00%
PNB | Government Group
Capital Stock
Quantity (in shares)	38,631,477,000	39,144,977,000
Percentage of shares issued	13.80%	13.98%
PNB | Non‑resident Shareholders
Capital Stock
Quantity (in shares)	104,881,503,000	106,094,337,000
Percentage of shares issued	37.47%	37.90%
PNB | ADR
Capital Stock
Quantity (in shares)	5,067,077,000	4,812,944,000
Percentage of shares issued	1.81%	1.72%
PNB | Treasury Shares
Capital Stock
Quantity (in shares)	7,362,600,000	7,237,000,000
Percentage of shares issued	2.63%	2.59%
PNB | FMP – FGTS Eletrobras
Capital Stock
Quantity (in shares)	0	0
Percentage of shares issued	0.00%	0.00%
PNB | Other Individuals and Legal Entities
Capital Stock
Quantity (in shares)	123,998,736,000	122,652,135,000
Percentage of shares issued	44.29%	43.81%
PNC
Capital Stock
Quantity (in shares)	606,796,117,000
Percentage of shares issued	100.00%
Issuance of Class “C” preferred shares | PNC	R$ 0
PNC | CAPITAL STOCK
Capital Stock
Issuance of Class “C” preferred shares | PNC	R$ 30,000,000
PNC | Government Group
Capital Stock
Quantity (in shares)	250,446,588,000
Percentage of shares issued	41.27%
PNC | Non‑resident Shareholders
Capital Stock
Quantity (in shares)	119,950,689,000
Percentage of shares issued	19.77%
PNC | ADR
Capital Stock
Quantity (in shares)	15,371,017,000
Percentage of shares issued	2.53%
PNC | Treasury Shares
Capital Stock
Quantity (in shares)	15,813,910,000
Percentage of shares issued	2.61%
PNC | FMP – FGTS Eletrobras
Capital Stock
Quantity (in shares)	10,476,141,000
Percentage of shares issued	1.73%
PNC | Other Individuals and Legal Entities
Capital Stock
Quantity (in shares)	194,737,772,000
Percentage of shares issued	32.09%
Golden Shares
Capital Stock
Quantity (in shares)	1,000	1
Percentage of shares issued	100.00%	100.00%
Golden Shares | Government Group
Capital Stock
Quantity (in shares)	1,000	1,000
Percentage of shares issued	100.00%	100.00%